Net Income per Share (Tables)	12 Months Ended
Sep. 28, 2024
Net Income per Share [Abstract]
Basic and Diluted Earnings Per Share

The following tables provide a reconciliation of the numerator and denominator of the basic and diluted EPS calculations:

(in millions, except per share amounts)	2024	2023
Numerator
Consolidated net income	$516	$609
Denominator
Weighted average common shares outstanding - basic	115.1	120.1
Dilutive shares	2.6	2.9
Weighted average common and common equivalent shares outstanding - diluted	117.7	123.0

Per common share earnings
Basic	$4.48	$5.07
Diluted	$4.38	$4.95